Performance Management	Jan. 28, 2026
TETON WESTWOOD MIGHTY MITES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index as well as another relevant index.
Bar Chart [Heading]	TETON WESTWOOD MIGHTY MITES FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 28.37% (quarter ended December 31, 2020) and the lowest return for a quarter was (30.50)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	the highest return
Highest Quarterly Return	28.37%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return
Lowest Quarterly Return	(30.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the years ended December 31, 2025,with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mighty Mites Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mighty Mites Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
TETON Westwood Mighty Mites Fund Class AAA Shares
Return Before Taxes	11.38%	6.33%	7.82%
Return After Taxes on Distributions	6.33%	2.14%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares	10.14%	4.54%	5.95%
TETON Westwood Mighty Mites Fund Class A Shares
Return Before Taxes	6.95%	5.47%	7.26%
Class C Shares
Return Before Taxes	9.55%	5.53%	7.02%
Class I Shares
Return Before Taxes	11.75%	6.60%	8.10%
Indexes (reflects no deduction for fees, expenses or taxes)
Russell 2000 Index	12.81%	6.09%	9.62%
Dow Jones U.S. Micro-cap Total Stock Market Index	13.96%	2.20%	6.74%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mighty Mites Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mighty Mites Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.

Performance Availability Website Address [Text]	www.gabelli.com
Keeley Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year, and by showing how the Small Cap Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes. As with all mutual funds, the Small Cap Fund’s past performance (before and after taxes) does not predict how the Small Cap Fund will perform in the future. Updated information on the Small Cap Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Small Cap Fund’s past performance (before and after taxes) does not predict how the Small Cap Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year, and by showing how the Small Cap Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes.
Bar Chart [Heading]	KEELEY SMALL CAP FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 37.22% (quarter ended December 31, 2020) and the lowest return for a quarter was (35.70)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	the highest return
Highest Quarterly Return	37.22%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return
Lowest Quarterly Return	(35.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs, (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Small Cap Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Keeley Small Cap Fund Class AAA Shares
Return Before Taxes	17.05%	11.65%	12.43%
Return After Taxes on Distributions	15.05%	9.61%	10.50%
Return After Taxes on Distributions and Sale of Fund Shares	11.45%	9.06%	9.86%
Keeley Small Cap Fund Class A Shares
Return Before Taxes	12.37%	10.73%	11.84%
Class C Shares
Return Before Taxes	15.11%	10.80%	11.59%
Class I Shares
Return Before Taxes	17.28%	11.92%	12.71%
Indexes (reflects no deduction for fees, expenses or taxes)
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Small Cap Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs, (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.

Performance Availability Website Address [Text]	www.gabelli.com
TETON Convertible Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in the Convertible Securities Fund’s performance from year to year, and by showing how the Convertible Securities Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index. As with all mutual funds, the Convertible Securities Fund’s past performance (before and after taxes) does not predict how the Convertible Securities Fund will perform in the future. Updated information on the Convertible Securities Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Convertible Securities Fund’s past performance (before and after taxes) does not predict how the Convertible Securities Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in the Convertible Securities Fund’s performance from year to year, and by showing how the Convertible Securities Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index.
Bar Chart [Heading]	TETON CONVERTIBLE SECURITIES FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 16.68% (quarter ended June 30, 2020) and the lowest return for a quarter was (16.99)% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	the highest return
Highest Quarterly Return	16.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return
Lowest Quarterly Return	(16.99%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the years ended December 31, 2025,with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Convertible Securities Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Convertible Securities Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
TETON Convertible Securities Fund Class AAA Shares
Return Before Taxes	17.16%	1.95%	8.00%
Return After Taxes on Distributions	13.34%	(0.27)%	6.24%
Return After Taxes on Distributions and Sale of Fund Shares	10.32%	0.78%	5.86%
TETON Convertible Securities Fund Class A Shares
Return Before Taxes	12.50%	1.12%	7.43%
Class C Shares
Return Before Taxes	15.36%	1.19%	7.19%
Class I Shares
Return Before Taxes	17.50%	2.20%	8.28%
Indexes (reflects no deduction for fees, expenses or taxes)
ICE Bank of America Merrill Lynch U.S. Convertibles Index	17.88%	5.05%	11.21%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Convertible Securities Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Convertible Securities Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.

Performance Availability Website Address [Text]	www.gabelli.com
TETON WESTWOOD EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Bar Chart [Heading]	TETON WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 13.12% (quarter ended June 30, 2020) and the lowest return for a quarter was (23.52)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	the highest return
Highest Quarterly Return	13.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return
Lowest Quarterly Return	(23.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the years ended December 31, 2025,with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Equity Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
TETON Westwood Equity Fund Class AAA Shares
Return Before Taxes	4.91%	7.11%	8.53%
Return After Taxes on Distributions	1.68%	4.58%	6.07%
Return After Taxes on Distributions and Sale of Fund Shares	5.19%	5.33%	6.46%
TETON Westwood Equity Fund Class A Shares
Return Before Taxes	0.80%	6.25%	7.96%
Class C Shares
Return Before Taxes	19.44%	9.42%	9.29%
Class I Shares
Return Before Taxes	5.16%	7.38%	8.80%
Index (reflects no deduction for fees, expenses or taxes)
S&P 500 Index	17.88%	14.42%	14.82%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.

Performance Availability Website Address [Text]	www.gabelli.com
TETON WESTWOOD BALANCED FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and other relevant indices.
Bar Chart [Heading]	TETON WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 8.26% (quarter ended June 30, 2020) and the lowest return for a quarter was (13.61)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	8.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(13.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Balanced Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Balanced Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
TETON Westwood Balanced Fund Class AAA Shares
Return Before Taxes	7.78%	5.47%	6.65%
Return After Taxes on Distributions	4.37%	3.20%	4.56%
Return After Taxes on Distributions and Sale of Fund Shares	6.87%	3.96%	4.95%
TETON Westwood Balanced Fund Class A Shares
Return Before Taxes	3.43%	4.63%	6.09%
Class C Shares
Return Before Taxes	6.02%	4.69%	5.85%
Class I Shares
Return Before Taxes	8.04%	5.74%	6.91%
Indexes (reflects no deduction for fees, expenses or taxes)
Bloomberg Barclays Government/Credit Bond Index	6.88%	(0.59)%	2.16%
S&P 500 Index	17.88%	14.42%	14.82%
60% S&P 500 Index and 40% Barclays Government/Credit Bond Index	13.48%	8.42%	9.76%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Balanced Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Balanced Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown for only Class AAA Shares and will vary for other classes.

Performance Availability Website Address [Text]	www.gabelli.com